Long-term and Short-term treasury investments (Details) - Treasury investments - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term treasury investments
Time deposits and other debt investments stated at amortized cost	¥ 2,735,696	¥ 4,712,589	¥ 8,444,793	¥ 3,722,640
Other debt investments measured at FVTPL	692,459	3,179,829	1,755,009
Other debt investments measured at FVOCI	2,344	481
Total	3,430,499	7,892,899	10,199,802	3,722,640
Short-term treasury investments
Time deposits and other debt investments stated at amortized cost	30,243,777	19,163,582	16,965,708	13,168,132
Other debt investments measured at FVTPL	7,347,293	70,212		4,622
Other debt investments measured at FVOCI	7,425	8,289
Total	¥ 37,598,495	¥ 19,242,083	¥ 16,965,708	¥ 13,172,754